Investments - Schedule of Equity Method Investments (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 956	$ 966	$ 948
Defense, Space & Security | United Launch Alliance
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		50.00%	50.00%
Equity method investments		$ 582	$ 587
BCA, BDS, BGS and Other
Schedule of Equity Method Investments [Line Items]
Equity method investments		$ 384	$ 361